Other investments (Details) - CHF (SFr) SFr in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other investments
Other investments	SFr 4,578	SFr 5,640	SFr 5,412		SFr 4,578
Accumulated depreciation, real estate held for investment	32	34	35		32
Impairment charges	0	0	0	SFr 1	0	SFr 1
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10	11	16		10
Equity method investments
Other investments
Other investments	1,757	2,812	2,631		1,757
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,867	1,834	1,779		1,867
of which at net asset value
Other investments
Other investments	122	114	113		122
of which at measurement alternative
Other investments
Other investments	355	367	359		355
of which at fair value
Other investments
Other investments	1,343	1,321	1,278		1,343
of which at cost less impairment
Other investments
Other investments	47	32	29		47
Real estate held for investment
Other investments
Other investments	77	78	82		77
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	8	8	13		8
Life finance instruments
Other investments
Other investments	877	SFr 916	920		877
Bank
Other investments
Other investments	4,543		5,379		4,543
Accumulated depreciation, real estate held for investment	28		31		28
Impairment charges					0	SFr 1
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10		16		10
Bank | Equity method investments
Other investments
Other investments	1,750		2,624		1,750
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,864		1,776		1,864
Bank | of which at net asset value
Other investments
Other investments	122		111		122
Bank | of which at measurement alternative
Other investments
Other investments	353		357		353
Bank | of which at fair value
Other investments
Other investments	1,342		1,278		1,342
Bank | of which at cost less impairment
Other investments
Other investments	47		30		47
Bank | Real estate held for investment
Other investments
Other investments	52		59		52
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	8		13		8
Bank | Life finance instruments
Other investments
Other investments	SFr 877		SFr 920		SFr 877